12. INCOME TAXES: Schedule of deferred tax assets and liabilities (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Unrecognized deductible temporary differences-Canada
Non-capital loss carry forwards	$ 9,978,000	$ 9,455,000	$ 9,250,000
Mineral property interests and deferred exploration costs	5,089,000	5,095,000	5,089,000
Property and equipment	(23,000)	16,000	22,000
Total Unrecognized deductible temporary differences not recognized	$ 15,044,000	$ 14,566,000	$ 14,361,000